Acquisitions - Summary of Unaudited Pro-forma Information (Detail) (Path Logic [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Path Logic [Member]
Business Acquisition [Line Items]
Revenue	$ 91,993	$ 76,305
Net income (loss)	$ 549	$ (3,340)
Earnings (loss) per share
Basic	$ 0.01	$ (0.07)
Diluted	$ 0.01	$ (0.07)